Interim Consolidated Statement of Changes in Stockholder's Equity (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 22,900	$ 973,092	$ 315,213	$ (44,149)	$ (1,726)	$ (3,153,565)	$ 24,713	$ (1,863,522)
Balance, shares at Dec. 31, 2023	229,000,001	2,124,058
Net loss						(500,453)	(6,656)	(507,109)
Foreign exchange translation adjustment				29,471			(687)	28,784
Balance at Jun. 30, 2024	$ 22,900	$ 973,092	315,213	(14,678)	(1,726)	(3,654,018)	17,370	(2,341,847)
Balance, shares at Jun. 30, 2024	229,000,001	2,124,058
Balance at Dec. 31, 2024	$ 22,900	$ 973,092	315,213	(91,503)	(1,726)	(4,261,240)	(12,426)	(3,055,690)
Balance, shares at Dec. 31, 2024	229,000,001	2,124,058
Net loss						(643,286)	(15,824)	(659,110)
Foreign exchange translation adjustment				(151,036)			(1,384)	(152,420)
Common shares sold in private placement	$ 95		870,560					870,655
Common shares sold in private placement, shares	953,988
Balance at Jun. 30, 2025	$ 22,995	$ 973,092	$ 1,185,773	$ (242,539)	$ (1,726)	$ (4,904,526)	$ (29,634)	$ (2,996,565)
Balance, shares at Jun. 30, 2025	229,953,989	2,124,058